Segmented information - Financial Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Assets	$ 13,374,020	$ 14,306,062
Net interest income	366,960	343,584	$ 299,807
Provision for credit (losses) recoveries	(4,452)	(2,396)	3,128
Non-interest income	212,336	206,587	198,107
Net revenue before gains and losses	574,844	547,775	501,042
Gains and losses	3,753	1,522	(1,361)
Total net revenue	578,597	549,297	499,681
Total expenses	353,105	335,277	337,013
Net income	225,492	214,020	162,668
Customer
Segment Reporting Information [Line Items]
Net interest income	366,960	343,584	299,807
Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Operating Segments
Segment Reporting Information [Line Items]
Assets	13,791,201	14,633,566
Provision for credit (losses) recoveries	(4,452)	(2,396)	3,128
Non-interest income	231,714	224,461	215,542
Net revenue before gains and losses	594,222	565,649	518,477
Gains and losses	3,753	1,522	(1,361)
Total net revenue	597,975	567,171	517,116
Total expenses	372,483	353,151	354,448
Net income	225,492	214,020	162,668
Operating Segments | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	366,960	343,584	299,807
Operating Segments | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Assets	5,181,431	5,405,365
Provision for credit (losses) recoveries	(4,755)	(1,226)	2,206
Non-interest income	89,948	87,855	84,641
Net revenue before gains and losses	265,854	248,571	232,838
Gains and losses	4,011	22	880
Total net revenue	269,865	248,593	233,718
Total expenses	198,859	188,676	186,806
Net income	71,006	59,917	46,912
Operating Segments | Bermuda | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	184,435	165,330	147,295
Operating Segments | Bermuda | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	(3,774)	(3,388)	(1,304)
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Assets	4,341,739	4,566,144
Provision for credit (losses) recoveries	61	(573)	1,415
Non-interest income	66,891	66,696	58,058
Net revenue before gains and losses	200,639	182,017	150,471
Gains and losses	(4)	(19)	213
Total net revenue	200,635	181,998	150,684
Total expenses	64,511	62,120	58,945
Net income	136,124	119,878	91,739
Operating Segments | Cayman | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	127,829	113,301	89,757
Operating Segments | Cayman | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	5,858	2,593	1,241
Operating Segments | Channel Islands and the UK
Segment Reporting Information [Line Items]
Assets	4,204,561	4,626,183
Provision for credit (losses) recoveries	242	(597)	(493)
Non-interest income	39,074	40,485	45,294
Net revenue before gains and losses	91,845	105,611	107,616
Gains and losses	(253)	1,503	(2,454)
Total net revenue	91,592	107,114	105,162
Total expenses	77,931	73,955	81,654
Net income	13,661	33,159	23,508
Operating Segments | Channel Islands and the UK | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	54,613	64,928	62,752
Operating Segments | Channel Islands and the UK | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	(2,084)	795	63
Operating Segments | Other
Segment Reporting Information [Line Items]
Assets	63,470	35,874
Provision for credit (losses) recoveries	0	0	0
Non-interest income	35,801	29,425	27,549
Net revenue before gains and losses	35,884	29,450	27,552
Gains and losses	(1)	16	0
Total net revenue	35,883	29,466	27,552
Total expenses	31,182	28,400	27,043
Net income	4,701	1,066	509
Operating Segments | Other | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	83	25	3
Operating Segments | Other | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income		0	0
Inter-segment eliminations
Segment Reporting Information [Line Items]
Assets	(417,181)	(327,504)
Provision for credit (losses) recoveries	0	0	0
Non-interest income	(19,378)	(17,874)	(17,435)
Net revenue before gains and losses	(19,378)	(17,874)	(17,435)
Gains and losses	0	0	0
Total net revenue	(19,378)	(17,874)	(17,435)
Total expenses	(19,378)	(17,874)	(17,435)
Net income	0	0	0
Inter-segment eliminations | Customer
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter-segment eliminations | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	$ 0	$ 0